Fixed Assets Suppliers - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Classification Of Fixed Assets Suppliers [Abstract]
Satellites for the mPOWER MEO constellation	€ 125	€ 233
GEO satellites	€ 283	€ 347